Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and other intangible assets
Capitalized Software Development Cost and Other Intangible Assets

	At December 31, 2013								At December 31, 2014
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	~~W~~	29,558	~~W~~	(16,236)	~~W~~	(779)	~~W~~	12,543	~~W~~	29,558	~~W~~	(20,226)	~~W~~	(779)	~~W~~	8,553
Acquired intangible assets
Product technology		18,536		(12,503)		(6,033)		—		18,599		(12,523)		(6,033)		43
IPR&D technology		8,503		—		(8,503)		—		8,503		—		(8,503)		—
Trademarks		549		(380)		(3)		166		579		(409)		(3)		167
Others		3,078		(1,089)		(1,989)		—		3,078		(1,089)		(1,989)		—

Total	~~W~~	60,224	~~W~~	(30,208)	~~W~~	(17,307)	~~W~~	12,709	~~W~~	60,317	~~W~~	(34,247)	~~W~~	(17,307)	~~W~~	8,763

Changes in Goodwill Balance

	2012		2013		2014
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	~~W~~	8,232	~~W~~	8,232	~~W~~	8,232
Accumulated impairment losses		(755)		(4,369)		(7,022)

		7,477		3,863		1,210

Impairment losses		(3,614)		(2,653)		—
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(4,369)		(7,022)		(7,022)

	~~W~~	3,863	~~W~~	1,210	~~W~~	1,210

Expected Amortization Expense of Intangible Assets
(In millions of Korean Won)
2015	3,982
2016	3,982
2017	683
2018	16
2019 and thereafter	100

8,763